CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions	Total	Cumulative Effect, Period of Adoption, Adjustment [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Common Stock	Common Stock Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Additional Paid-in Capital	Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment [Member]	Retained Earnings Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Treasury Stock	Treasury Stock Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Total ORIX Corporation Shareholders' Equity	Total ORIX Corporation Shareholders' Equity Cumulative Effect, Period of Adoption, Adjustment [Member]	Total ORIX Corporation Shareholders' Equity Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Noncontrolling Interests	Noncontrolling Interests Cumulative Effect, Period of Adoption, Adjustment [Member]	Noncontrolling Interests Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Beginning Balance at Mar. 31, 2019	¥ 2,953,201			¥ 221,111		¥ 257,625		¥ 2,555,585			¥ (61,343)		¥ (75,904)		¥ 2,897,074			¥ 56,127
Contribution to subsidiaries	17,047														0			17,047
Transaction with noncontrolling interests	1,583					241					2				243			1,340
Comprehensive income, net of tax:
Net income	306,340							302,700							302,700			3,640
Other comprehensive income
Net change of unrealized gains (losses) on investment in securities	(22,456)										(22,390)				(22,390)			(66)
Net change of debt valuation adjustments	875										875				875			0
Net change of defined benefit pension plans	1,529										1,527				1,527			2
Net change of foreign currency translation adjustments	(31,467)										(28,917)				(28,917)			(2,550)
Net change of unrealized gains (losses) on derivative instruments	(8,556)										(8,286)				(8,286)			(270)
Total other comprehensive income (loss)	(60,075)														(57,191)			(2,884)
Total comprehensive income	246,265														245,509			756
Cash dividends	(106,867)							(103,824)							(103,824)			(3,043)
Acquisition of treasury stock	(45,720)												(45,720)		(45,720)			0
Disposal of treasury stock	220					(334)							554		220			0
Other, net	106					106									106			0
Ending Balance at Mar. 31, 2020	3,065,835		¥ 3,022,909	221,111	¥ 221,111	257,638	¥ 257,638	2,754,461		¥ 2,711,606	(118,532)	¥ (118,532)	(121,070)	¥ (121,070)	2,993,608		¥ 2,950,753	72,227		¥ 72,156
Ending Balance (Accounting Standards Update 2016-13) at Mar. 31, 2020		¥ (42,926)							¥ (42,855)							¥ (42,855)			¥ (71)
Contribution to subsidiaries	18,225														0			18,225
Transaction with noncontrolling interests	(6,988)					1,700									1,700			(8,688)
Comprehensive income, net of tax:
Net income	196,837							192,384							192,384			4,453
Other comprehensive income
Net change of unrealized gains (losses) on investment in securities	(11,182)										(11,207)				(11,207)			25
Net change of debt valuation adjustments	(899)										(899)				(899)			0
Net change of defined benefit pension plans	5,330										5,302				5,302			28
Net change of foreign currency translation adjustments	36,526										36,015				36,015			511
Net change of unrealized gains (losses) on derivative instruments	4,782										4,671				4,671			111
Total other comprehensive income (loss)	34,557														33,882			675
Total comprehensive income	231,394														226,266			5,128
Cash dividends	(107,297)							(95,164)							(95,164)			(12,133)
Acquisition of treasury stock	(55,443)												(55,443)		(55,443)			0
Disposal of treasury stock	95					(227)		0					322		95			0
Cancellation of treasury stock	0							(64,237)					64,237		0			0
Other, net	249					250		(1)							249			0
Ending Balance at Mar. 31, 2021	3,103,144		¥ 3,103,359	221,111	¥ 221,111	259,361	¥ 259,361	2,744,588		¥ 2,744,803	(84,650)	¥ (84,650)	(111,954)	¥ (111,954)	3,028,456		¥ 3,028,671	74,688		¥ 74,688
Ending Balance (Accounting Standards Update 2019-12) at Mar. 31, 2021		¥ 215							¥ 215							¥ 215			¥ 0
Contribution to subsidiaries	40,514														0			40,514
Transaction with noncontrolling interests	(1,009)					1,593					(1,475)				118			(1,127)
Comprehensive income, net of tax:
Net income	317,612							312,135							312,135			5,477
Other comprehensive income
Net change of unrealized gains (losses) on investment in securities	(56,684)										(56,684)				(56,684)			0
Net change of debt valuation adjustments	(337)										(337)				(337)			0
Net change of defined benefit pension plans	13,002										13,001				13,001			1
Net change of foreign currency translation adjustments	105,693										99,842				99,842			5,851
Net change of unrealized gains (losses) on derivative instruments	15,070										14,262				14,262			808
Total other comprehensive income (loss)	76,744														70,084			6,660
Total comprehensive income	394,356														382,219			12,137
Cash dividends	(115,625)							(99,395)							(99,395)			(16,230)
Acquisition of treasury stock	(50,001)												(50,001)		(50,001)			0
Disposal of treasury stock	115					(168)							283		115			0
Cancellation of treasury stock	0							(48,226)					48,226		0			0
Other, net	(308)					(307)							(1)		(308)			0
Ending Balance at Mar. 31, 2022	¥ 3,371,401			¥ 221,111		¥ 260,479		¥ 2,909,317			¥ (16,041)		¥ (113,447)		¥ 3,261,419			¥ 109,982